Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Unrecorded Unconditional Purchase Obligation [Line Items]
2013	¥ 141,236
2014	55,209
2015	35,330
2016	23,281
2017	13,310
Later years	7,650
Total	¥ 276,016